Equity Incentive Plan (Summary of Company's Stock Options Outstanding) (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	0 years	0 years	10 years	10 years
Beginning Balance	6 years 6 months 26 days	7 years 7 days	8 years 1 month 2 days	9 years 29 days	0 years
Exercisable	6 years 6 months 26 days	6 years 11 months 23 days
Beginning Balance	$ 9.95	$ 9.94	$ 9.94
Granted			$ 13.24	$ 9.94
Exercised		$ 9.94	$ 9.94	$ 9.94
Ending Balance	$ 9.95	$ 9.95	$ 9.94	$ 9.94
Exercisable	$ 9.95	$ 9.94
Beginning Balance	$ 3.22	$ 3.22	$ 3.22	$ 0
Granted	$ 0	$ 0	$ 4.66	$ 3.22
Exercised	$ 0	$ 3.22	$ 3.22	$ 3.22
Ending Balance	$ 3.22	$ 3.22	$ 3.22	$ 3.22	$ 0
Exercisable	$ 0	$ 3.22	$ 3.22	$ 3.22
Beginning Balance	2,056,660	2,072,540	2,083,400
Granted			3,000	2,106,400
Exercised		(15,880)	(13,860)	(23,000)
Ending Balance	2,053,100	2,056,660	2,072,540	2,083,400
Exercisable	1,240,040	824,080